Gold stream obligation - Narrative (Details) $ in Thousands	Apr. 20, 2023 USD ($) oz	Apr. 19, 2023 USD ($) oz installment
Wheaton Precious Metals
Disclosure of detailed information about financial instruments [line items]
Gold stream obligation	$ 83,750
Number of funding installments | installment		4
Gold purchase price, percentage of listed gold price, during deposit period		18.00%
Gold purchase price, percentage of listed gold price, during non-deposit period		22.00%
Repayment of gold stream obligation	46,000
Exercise of buy-back option	$ 46,000
Gold delivery obligation, reduction in percentage	33.00%
Reduction of gold stream obligation, percentage	33.00%
Gold delivery obligation scenario one | Wheaton Precious Metals
Disclosure of detailed information about financial instruments [line items]
Gold delivery obligation, percentage	2.7805%	4.15%
Gold delivery obligation, quantity (in ounces) | oz	87,100
Gold delivery obligation scenario two | Wheaton Precious Metals
Disclosure of detailed information about financial instruments [line items]
Gold delivery obligation, percentage	1.4405%	2.15%
Gold delivery obligation, quantity (in ounces) | oz	134,000	130,000
Gold delivery obligation scenario three | Wheaton Precious Metals
Disclosure of detailed information about financial instruments [line items]
Gold delivery obligation, percentage	1.005%	1.50%
Gold delivery obligation, quantity (in ounces) | oz		200,000
Sabina Gold & Silver Corp.
Disclosure of detailed information about financial instruments [line items]
Exercise of buy-back option, percentage	33.33%
Reduction of gold stream obligation, percentage	33.33%
Sabina Gold & Silver Corp. | Wheaton Precious Metals
Disclosure of detailed information about financial instruments [line items]
Gold stream obligation		$ 125,000